PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS

3. PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other current assets as of December 31, 2010 and 2011 are as follows:

	2010	2011
Prepayment for utility and telecom expenses	21,034	31,645
Prepayment for rental expenses	19,495	28,748
Proceeds receivable from disposal of a subsidiary	—	12,418
Employee advances	5,615	10,076
Interest receivable	4,932	7,047
Prepayment for advertisement, consultation and insurance	3,509	5,778
Deposits for utility expenses	6,411	9,772
Other current assets	16,890	32,403

Total	77,886	137,887